WASATCH FUNDS TRUST

Supplement dated September 8, 2017 to the

Prospectus and Summary Prospectus each dated September 1, 2017

Investor Class

Wasatch International Growth Fund® - Investor Class (WAIGX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares and the Wasatch International Growth Fund Summary Prospectus for Investor Class shares, each dated September 1, 2017, as amended. You should retain this Supplement, the Prospectus and the Summary Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

PORTFOLIO MANAGERS

Effective October 10, 2017, Kabir Goyal will no longer be an Associate Portfolio Manager for the Wasatch International Growth Fund. All references to Kabir Goyal will be deleted effective October 10, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated September 8, 2017 to the

Prospectus and Summary Prospectus each dated September 1, 2017

Institutional Class

Wasatch International Growth Fund® - Institutional Class (WIIGX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Institutional Class shares and the Wasatch International Growth Fund Summary Prospectus for Institutional Class shares, each dated September 1, 2017, as amended. You should retain this Supplement, the Prospectus and the Summary Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

PORTFOLIO MANAGERS

Effective October 10, 2017, Kabir Goyal will no longer be an Associate Portfolio Manager for the Wasatch International Growth Fund. All references to Kabir Goyal will be deleted effective October 10, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated September 8, 2017 to the

Statement of Additional Information dated September 1, 2017

Investor Class

Wasatch International Growth Fund® - Investor Class (WAIGX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information for Investor Class shares dated September 1, 2017, as amended. You should retain this Supplement and the Statement of Additional Information (the “SAI”) for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective October 10, 2017, Kabir Goyal will no longer be an associate portfolio manager for the Wasatch International Growth Fund. All references to Kabir Goyal will be deleted effective October 10, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated September 8, 2017 to the

Statement of Additional Information dated September 1, 2017

Institutional Class

Wasatch International Growth Fund® - Institutional Class (WIIGX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information for Institutional Class shares dated September 1, 2017, as amended. You should retain this Supplement and the Statement of Additional Information (the “SAI”) for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective October 10, 2017, Kabir Goyal will no longer be an associate portfolio manager for the Wasatch International Growth Fund. All references to Kabir Goyal will be deleted effective October 10, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE